Summary of Significant Accounting Policies (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	$ 4,033	$ 3,157	$ 2,562
Additions to deferred contract acquisition costs	1,839	2,010	1,463
Amortization of deferred contract acquisition costs	(1,422)	(1,134)	(868)
Ending balance	4,450	4,033	3,157
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	1,470	1,280	970
Deferred contract acquisition costs, noncurrent	2,980	2,753	2,187
Total deferred contract acquisition costs	4,450	4,033	3,157
Cost to fulfill a contract [Member]
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	1,357	613	0
Additions to deferred contract acquisition costs	756	956	659
Amortization of deferred contract acquisition costs	(377)	(212)	(46)
Ending balance	1,736	1,357	613
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	474	323	133
Deferred contract acquisition costs, noncurrent	1,262	1,034	481
Total deferred contract acquisition costs	$ 1,736	$ 1,357	$ 613